Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Europe Equity Fund, DWS Latin America Equity Fund and DWS Emerging Markets Equity Fund (each a “Fund”, and together the “Funds”), each a series of DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400, 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 119 to the Corporation’s Registration Statement on form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on February 26, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes & Gray